Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	vit_SupplementTextBlock

VOYA INVESTORS TRUST

VY® BlackRock Inflation Protected Bond Portfolio

("Portfolio")

Supplement dated September 30, 2016

to the Portfolio's Adviser Class, Institutional Class, and Service Class Prospectus

and the Class R6 Prospectus, each dated May 1, 2016

("Prospectus" collectively "Prospectuses")

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio's classification has changed from a non-diversified fund to a diversified fund effective September 23, 2016. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Investors Trust is organized as a Massachusetts business trust.

Effective immediately, the Portfolio's Prospectuses are hereby revised as follows:

1.	The last sentence of the second paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is deleted in its entirety.

2.	The risk entitled "Issuer Non-Diversification" of the section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted in its entirety.

VY(R) BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

VOYA INVESTORS TRUST

VY® BlackRock Inflation Protected Bond Portfolio

("Portfolio")

Supplement dated September 30, 2016

to the Portfolio's Adviser Class, Institutional Class, and Service Class Prospectus

and the Class R6 Prospectus, each dated May 1, 2016

("Prospectus" collectively "Prospectuses")

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio's classification has changed from a non-diversified fund to a diversified fund effective September 23, 2016. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Investors Trust is organized as a Massachusetts business trust.

Effective immediately, the Portfolio's Prospectuses are hereby revised as follows:

1.	The last sentence of the second paragraph of the section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is deleted in its entirety.

2.	The risk entitled "Issuer Non-Diversification" of the section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted in its entirety.